Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Dry-dock And Special Survey Costs Net
Balance January 1,	$ 794	$ 912	$ 1,594
Additions	1,506	266	253
Amortization of special survey costs	(388)	(384)	(406)
Transfer to vessels held for sale			(529)
Pyxis Malou sale	(168)
Pyxis Epsilon sale	(122)
Balance December 31,	$ 1,622	$ 794	$ 912